Contractual obligations and deferred income (Details) - BRL (R$) R$ in Thousands		1 Months Ended
		Mar. 31, 2018	Dec. 31, 2021	Dec. 31, 2020
Contract obligations and deferred income
Contractual obligations and deferred income			R$ 46,165	R$ 53,707
Current			46,037	47,169
Non-current			128	6,538
Contractual obligations and deferred income			46,165	53,707
Refund liability
Contract obligations and deferred income
Contractual obligations and deferred income	[1]		37,122	42,005
Contractual obligations and deferred income	[1]		37,122	42,005
Sales of 'employees' payroll
Contract obligations and deferred income
Contractual obligations and deferred income			783	2,348
Contractual obligations and deferred income			783	2,348
Deferred income in leaseback agreement
Contract obligations and deferred income
Contractual obligations and deferred income	[2]		5,678	6,665
Contractual obligations and deferred income	[2]		5,678	6,665
Other contractual obligations
Contract obligations and deferred income
Contractual obligations and deferred income			2,582	2,689
Contractual obligations and deferred income			R$ 2,582	R$ 2,689
Somos - Anglo (Predecessor) | Deferred income in leaseback agreement
Contract obligations and deferred income
Proceeds from sale of property, plant and equipment		R$ 25,500
Deferred income		R$ 9,104
Lease term of the property		120 months

[1]	Refers to the customer’s right to return products, as mentioned in Note 11, the Company business cycle is comprehended from September to September for each year, being the provision reduced in the end of business cycle and estimated in the fourth quarter.
[2]	In March 2018, the predecessor Somos-Anglo entered into a sales and leaseback agreement of a property located at Avenida João Dias in the city of São Paulo in the amount of R$ 25,500. This transaction included deferred income of R$ 9,104, which has been appropriated according to the lease term of the property (120 months).